Equity instruments	12 Months Ended
Dec. 31, 2018
Equity instruments [Abstract]
Equity instruments

7.         Equity instruments

a) Breakdown

 The breakdown, by classification and type, of the balances of “Equity instruments” is as follows:

Thousand of reais	2018	2017	2016

Classification:
Financial assets held for trading	-	489,770	398,461
Financial Assets Measured At Fair Value Through Profit or Loss Held For Trading	766,333	-	-
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss	298,297	-	-
Other Financial assets designated at fair value through profit or loss	-	33,368	42,455
Financial assets available-for-sale	-	1,106,637	1,985,473
Financial Assets Measured At Fair Value Through Other Comprehensive Income	40,986	-	-
Total	1,105,616	1,629,775	2,426,389

Type:
Shares of Brazilian companies	783,475	389,113	1,185,653
Shares of foreign companies	1,933	5,347	3,588
Investment funds (1)	320,208	1,235,315	1,237,148
Total	1,105,616	1,629,775	2,426,389

(1)     Composed mainly by investment on fixed income, public and private securities.

The margin given as collateral for transactions traded on B3 S.A. with derivative financial instruments of its own and of third parties is composed of federal public securities.

b)  Changes

The changes in the balance of “Equity instruments - Financial assets measured at fair value through profit or loss  held for trading” were as follows:

Thousand of reais	2018	2017	2016

Balance at beginning of year	489,770	398,461	404,973
Net additions (disposals)	277,462	90,696	(7,125)
Valuation adjustments	(899)	613	613
Balance at end of year	766,333	489,770	398,461

The changes in the balance of “Equity instruments - Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss” were as follows:

Thousand of reais	2018	2017	2016

Balance at beginning of year	33,368	42,455	573,664
Net additions (disposals)	143,291	(1,586)	(531,209)
Valuation adjustments	121,638	(7,501)	-
Balance at end of year	298,297	33,368	42,455

The changes in the balance of “Equity instruments - Financial Assets Measured At Fair Value Through Other Comprehensive Income” were as follows:

Thousand of reais	2018	2017	2016

Balance at beginning of year	1,106,637	1,985,473	1,162,332
Net additions (disposals)	(1,034,219)	(830,395)	852,820
Valuation adjustments	(31,432)	(48,441)	(29,679)
Balance at end of year	40,986	1,106,637	1,985,473